Operating Leases (Details) - Schedule of components of lease expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of lease expense [Abstract]
Operating lease cost	$ 85,481	$ 50,244	$ 107,316
Short-term lease costs			22,001
Total lease cost	$ 85,481	$ 50,244	$ 129,317